OTHER EXPENSES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1	$ 0	$ 18	$ 51	$ 262
Integration Expenses	28	0	41	0
Impairment of long-lived assets	572	81	585	146
Contingent Consideration	0	(18)	(51)	(262)
Acquisition costs	34	132	58	133
Other expenses	58	6	57	(8)
Restructuring	20	48	39	51
Total	712	$ 285	831	$ 584
Revascor Carrying Value Of In Process R&D Asset	$ 258		258
Zecuity [Member]
Impairment [Line Items]
Impairment of intangible assets			248
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			122
Contingent Consideration			(122)
BendekaTM [Member]
Impairment [Line Items]
Business Combination Contingent Consideration Arrangements Change In Amount O fContingent Consideration Liability1			104
Contingent Consideration			$ (104)